Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
20. Equity

a. Share capital

As of December 31, 2025, the subscribed and paid-up capital consists of 1,115,849,873 common shares with no par value (1,115,439,503 as of December 31, 2024), and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings. The total amount of the capital as of December 31, 2025 is R$ 7,987,100 (R$ 6,621,752 as of December 31, 2024).

On August 13, 2025, the Board of Directors confirmed the issuance of 342,691 common shares within the authorized capital limit provided by art. 6 of the Company's Bylaws, due to the partial exercise of the rights conferred by the subscription warrants issued by the Company at the time of the merger of all Extrafarma shares into the Company, approved by the Company’s Extraordinary General Meeting held on January 31, 2014.

On April 16, 2025 the Ordinary General Meeting approved the increase in the Company's capital in the total amount of R$ 1,365,348, without the issuance of shares, through the incorporation into the share capital of part of the amounts recorded in the statutory reserve for investments.

On February 26, 2025, the Board of Directors confirmed the issuance of 67,679 common shares within the authorized capital limit provided by art. 6 of the Company's Bylaws, due to the partial exercise of the rights conferred by the subscription warrants issued by the Company at the time of the merger of all Extrafarma shares into the Company, approved by the Company’s Extraordinary General Meeting held on January 31, 2014.

The price of the Company-issued shares on B3 as of December 31, 2025 was R$ 20.90 (R$ 15.88 as of December 31, 2024 and R$ 26.51 as of December 31, 2023).

As of December 31, 2025, there were 70,252,989 common shares outstanding abroad in the form of ADRs (65,757,889 shares as of December 31, 2024).

b. Equity instrument granted

The Company has a share-based incentive plan, which establishes the general terms and conditions for the concession of common shares issued by the Company and held in treasury (see Note 8.d). As of December 31, 2025, the balance of treasury shares granted with right of use was 18,601,046 common shares (14,083,439 as of December 31, 2024).

c. Treasury shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

On November 28, 2024, the Company's Board of Directors approved a buyback program of shares issued by the Company, effective for twelve months starting on December 2, 2024 and limited to a maximum of 25,000,000 common shares, which was completed on July 29, 2025. In 2024, 8,900,000 shares were acquired at an average cost of R$ 16.74 per share and, in 2025, 16,100,000 shares were acquired at an average cost of R$ 16.58 per share.

As of December 31, 2025, the balance was R$ 822,526 (R$ 596,400 as of December 31, 2024) and 28,542,005 common shares (19,283,471 as of December 31, 2024 and 16,195,439 as of December 31, 2023) were held unrestricted in the Company's treasury, acquired at an average cost of R$ 17.45 per share.

	12/31/2025	12/31/2024
Balance of unrestricted shares held in treasury	28,542,005	19,283,471
Balance of treasury shares granted with right of use	18,601,046	14,083,439
Total balance of treasury shares	47,143,051	33,366,910

d. Capital reserve

The capital reserve reflects the gain or loss on the disposal of shares for concession of usufruct to executives of the Company's subsidiaries, when the plan is finalized, as mentioned in Note 8.d., because of the association with Extrafarma in 2014, the Company recognized an increase in the capital reserve in the amount of R$ 498,812, due to the difference between the value attributed to share capital and the market value of the Ultrapar shares on the date of issuance, less R$ 2,260 related to the costs for the issuance of these shares. Additionally, on February 28, 2024, August 7, 2024, February 26, 2025 and August 13, 2025, there was an increase in the reserve in the amounts of R$ 5,631, R$ 821, R$ 1,126 and R$ 6,737, respectively, due to the partial exercise of the subscription warrants – indemnification (see Note 19).

e. Revaluation reserve

The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS Accounting Standards), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

f. Profit reserves

f.1 Legal reserve

Under Brazilian Corporate Law the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of share capital. As of December 31, 2025, the legal reserve totaled R$ 362,819 (R$ 240,127 as of December 31, 2024). This reserve may be used to increase capital or to absorb losses but may not be distributed as dividends.

f.2 Investments statutory reserve

In compliance with Article 194 of the Brazilian Corporate Law and Article 54 of the Bylaws, this reserve is aimed to protect the integrity of the Company’s assets and to supplement its share capital, in order to allow new investments to be made. As provided for in its bylaws, the Company may allocate up to 75% of the annual net income, after deducting the legal reserve, to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 7,299,584 as of December 31, 2025 (R$ 7,746,973 as of December 31, 2024).

g. Accumulated other comprehensive income

(i)	Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “Accumulated other comprehensive income”. Gains and losses are reclassified to initial cost of non-financial assets recognized in the statement of income at the moment of paid-off of the hedge instrument.
(ii)	The variation in exchange rates on assets, liabilities and profit or loss of foreign associates with a functional currency different from the functional currency of the Company and its own management is recognized directly in equity. This cumulative effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.

(iii)	Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the heading “Accumulated other comprehensive income”. Gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.
(iv)	The Company also recognizes in this line item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balance and changes in Accumulated other comprehensive income of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial investments (ii)	Cumulative translation adjustments of associates	Actuarial gain/(loss) of post-employment benefits (iii)	Non-controlling shareholders interest change (iv)	Others	Total
As of December 31, 2022	‐	-	-	(18,142)	197,369	747	179,974
Changes in fair value of financial instruments	(11,375)			‐	‐	284	(11,091)
IRPJ and CSLL on fair value	3,691			‐	‐	‐	3,691
Actuarial gains of own and subsidiaries’ post-employment benefits	‐			(28,710)	‐	‐	(28,710)
IRPJ and CSLL on actuarial gains	‐			10,244	‐	‐	10,244
As of December 31, 2023	(7,684)	‐	‐	(36,608)	197,369	1,031	154,108
Changes in fair value of financial instruments	12,186	‐	‐	‐	‐	52	12,238
IRPJ and CSLL on fair value	(3,691)	‐	‐	‐	‐	‐	(3,691)
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	24,587	‐	‐	24,587
IRPJ and CSLL on actuarial gains	‐	‐	‐	(9,164)	‐	‐	(9,164)
Currency translation adjustment of foreign associates	‐	‐	36,134	‐	‐	‐	36,134
As of December 31, 2024	811	‐	36,134	(21,185)	197,369	1,083	214,212
Changes in fair value of financial instruments	-	‐	66,843	‐	‐	(1,317)	65,526
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	253	‐	‐	253
IRPJ and CSLL on actuarial gains	‐	‐	‐	843	‐	‐	843
Currency translation adjustment of foreign associates	‐	‐	(57,479)	‐	‐	‐	(57,479)
As of December 31, 2025	811	‐	45,948	(20,089)	197,369	(234)	223,355

h. Allocation of income for the year

On August 9, 2023, the distribution of interim dividends, attributed to the mandatory minimum dividend, of R$ 273,798 (R$ 0.25 - per share) was approved, and the payment was made from August 25, 2023 onwards. On February 28, 2024, the Board of Directors approved and on April 17, 2024 the Ordinary General Shareholders’ Meeting ratified the payment of the Company’s additional dividends to the Company's minimum mandatory dividends related to 2023 in the amount of R$ 134,031. The proposed dividends payable for the year 2023, the amount of which as of December 31, 2023 totaled R$ 439,684 (R$ 0.40 - per share), were approved by the Board of Directors on February 28, 2024 and were paid from March15, 2024 onwards.

On February 26, 2025, the Board of Directors approved the distribution of dividends for the year 2024 in the amount of R$ 493,301 (R$ 0.45 per share), paid on March 14, 2025, without remuneration or monetary variation. Of this amount, R$ 285,180 (R$0.26 per share) refer to minimum mandatory dividends and R$ 208,121 (R$0.19 per share) to additional dividends to the minimum mandatory dividends. The distribution of dividends was ratified by the shareholders at the Ordinary and Extraordinary General Meeting on April 16, 2025.

On August 13, 2025, the Board of Directors approved the distribution of interim dividends in the amount of R$ 326,005 (R$ 0.30 per share), paid as from August 29, 2025, without remuneration or monetary variation. On December 1, 2025, the Board of Directors approved the distribution of interim dividends in the amount of R$ 1,087,308 (R$ 1.00 per share), paid as from December 16, 2025, without remuneration or monetary variation. Of the total dividends distributed for the year 2025, R$ 582,790 refer to minimum mandatory dividends and R$ 830,523 refer to additional dividends to the minimum mandatory dividends.

The management's proposal for the allocation of net income for 2025 and for distribution of dividends is as follows:

Allocation of net income	12/31/2025	12/31/2024	12/31/2023
Net income for the year attributable to shareholders of Ultrapar	2,453,853	2,362,740	2,439,795
Legal reserve (5% of the net income)	(122,692)	(118,137)	(121,990)
Adjusted net income (basis for dividends)	2,331,161	2,244,603	2,317,805
Minimum mandatory dividends for the year (25% of the adjusted net income)	582,790	561,151	579,451
Interim dividends already distributed (R$ 0.30 per share in 2025, R$ 0.25 per share in 2024 and 2023)	(326,005)	(275,971)	(273,798)
Interim dividends already distributed (R$ 1.00 per share)	(1,087,308)	-	-
Additional dividends to the minimum mandatory dividends	830,523	208,121	134,031
Balance of proposed dividends payable (R$ 0.45 per share in 2024 and R$ 0.40 per share in 2023)	-	493,301	439,684

Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income)	582,790	561,151	579,451
Additional dividends to the minimum mandatory dividends	830,523	208,121	134,031
Total amount of dividends distributed	1,413,313	769,272	713,482

Allocation of net income
Legal reserve (5% of the net income)	122,692	118,137	121,990
Statutory reserve	917,848	1,475,331	1,604,323
Minimum mandatory dividends for the year (25% of the adjusted net income)	582,790	561,151	579,451
Additional dividends to the minimum mandatory dividends	830,523	208,121	134,031
Total distribution of net income for the year attributable to shareholders of Ultrapar	2,453,853	2,362,740	2,439,795

Changes in dividends payable are as follows:

Balance as of December 31, 2022	48,525
Provisions	688,189
Prescribed dividends	(2,048)
Payments	(400,025)
Balance as of December 31, 2023	334,641
Dividends payable	829,857
Dividends prescribed	(3,369)
Payments	(833,658)
Balance as of December 31, 2024	327,471
Provisions	1,867,734
Payments	(2,172,132)
Balance as of December 31, 2025	23,073